UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02338

Allmerica Securities Trust

(Exact name of registrant as specified in charter)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of principal executive offices) (Zip Code)

George M. Boyd, Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 855-1000

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record

Because it invests exclusively in fixed-income securities, the Registrant does not vote proxies in connection with securities held in its portfolio.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allmerica Securities Trust

By:	(Signature & Title)	/s/ John P. Kavanaugh
John P. Kavanaugh, President

Date August 18, 2004